Form N-CSR Cover	12 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	0000810695
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025